Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
January 31, 2024
EMX-NPRT1-0324
1.929351.112
Common Stocks - 95.1%
	Shares	Value ($)
Brazil - 3.9%
Ambev SA	4,689,800	12,381,435
Atacadao SA	627,500	1,318,480
B3 SA - Brasil Bolsa Balcao	5,774,042	15,255,573
Banco Bradesco SA	1,586,080	4,379,456
Banco BTG Pactual SA unit	1,170,200	8,507,711
Banco do Brasil SA	853,000	9,719,007
Banco Santander SA (Brasil) unit	372,000	2,151,179
BB Seguridade Participacoes SA	694,600	4,801,802
CCR SA	1,002,100	2,653,712
Centrais Eletricas Brasileiras SA (Electrobras)	1,182,165	9,737,638
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	339,100	5,397,511
Companhia Siderurgica Nacional SA (CSN)	658,000	2,354,743
Cosan SA	1,208,796	4,457,594
CPFL Energia SA	228,600	1,673,066
Energisa SA unit	213,400	2,179,916
Eneva SA (a)	864,700	2,227,025
ENGIE Brasil Energia SA	202,350	1,657,388
Equatorial Energia SA	1,022,880	7,314,839
Hapvida Participacoes e Investimentos SA (a)(b)	4,862,944	3,808,377
Hypera SA	377,100	2,415,102
Klabin SA unit	747,800	3,213,439
Localiza Rent a Car SA	907,564	9,913,887
Localiza Rent a Car SA rights 2/5/24 (a)	3,256	5,915
Lojas Renner SA	955,798	3,096,350
Magazine Luiza SA (a)	3,013,624	1,277,372
Natura & Co. Holding SA (a)	894,490	2,888,713
Petroleo Brasileiro SA - Petrobras (ON)	3,693,597	31,431,061
Prio SA	792,400	7,026,104
Raia Drogasil SA	1,278,536	6,528,936
Rede D'Oregon Sao Luiz SA (b)	567,920	3,112,189
Rumo SA	1,288,400	5,996,792
Sendas Distribuidora SA	1,341,100	3,697,607
Suzano Papel e Celulose SA	788,417	8,214,534
Telefonica Brasil SA	412,700	4,278,272
TIM SA	840,800	2,942,732
Totvs SA	520,600	3,312,068
Ultrapar Participacoes SA	719,300	4,089,836
Vale SA	3,378,107	46,201,463
Vibra Energia SA	1,156,091	5,541,975
Weg SA	1,666,064	10,875,285
TOTAL BRAZIL		268,036,084
Chile - 0.4%
Banco de Chile	45,109,343	5,057,700
Banco de Credito e Inversiones	75,929	2,010,510
Banco Santander Chile	65,451,360	3,026,897
Cencosud SA	1,267,295	2,205,431
Compania Sud Americana de Vapores SA	15,277,471	1,100,872
Empresas CMPC SA	1,116,410	1,819,059
Empresas COPEC SA	386,965	2,460,087
Enel Americas SA	21,289,892	2,157,611
Enel Chile SA	27,454,379	1,650,275
Falabella SA (a)	870,132	2,068,084
LATAM Airlines Group SA (a)	179,892,272	2,223,018
TOTAL CHILE		25,779,544
China - 24.3%
360 Security Technology, Inc. (A Shares) (a)	425,400	404,144
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	132,100	306,218
3Peak, Inc. (A Shares)	7,879	107,603
3SBio, Inc. (b)	1,815,000	1,367,694
AAC Technology Holdings, Inc.	713,500	1,602,190
Accelink Technologies Co. Ltd. (A Shares)	46,700	141,960
ACM Research Shanghai, Inc. (A Shares)	16,056	173,563
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	36,813	584,406
AECC Aero-Engine Control Co. Ltd. (A Shares)	78,300	165,863
AECC Aviation Power Co. Ltd.	158,700	695,616
Agricultural Bank of China Ltd.:
(A Shares)	4,900,000	2,659,672
(H Shares)	27,689,000	10,720,932
Aier Eye Hospital Group Co. Ltd. (A Shares)	555,371	994,218
AIMA Technology Group Co. Ltd.	51,300	193,095
Air China Ltd.:
(A Shares) (a)	634,500	629,965
(H Shares) (a)	1,912,000	1,068,176
Airtac International Group	138,551	4,153,202
Akeso, Inc. (a)(b)	501,000	2,543,933
Alibaba Group Holding Ltd.	16,152,840	144,874,470
Alibaba Health Information Technology Ltd. (a)	5,372,000	1,973,974
Aluminum Corp. of China Ltd.:
(A shares)	826,400	657,943
(H Shares)	3,852,000	1,877,316
Amlogic Shanghai Co. Ltd. (A Shares)	24,812	153,687
Angel Yeast Co. Ltd. (A Shares)	51,700	222,813
Anhui Conch Cement Co. Ltd.:
(A Shares)	245,600	792,092
(H Shares)	1,214,500	2,432,562
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,300	675,536
(B Shares)	107,200	1,385,207
Anhui Honglu Steel Construction Group Co. Ltd.	41,110	94,116
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	130,000	221,379
Anhui Kouzi Distillery Co. Ltd. (A Shares)	35,700	193,928
Anhui Yingjia Distillery Co. Ltd. (A Shares)	39,700	278,900
Anjoy Foods Group Co. Ltd. (A Shares)	17,500	181,670
Anker Innovations Technology Co. Ltd. (A Shares)	24,200	231,430
Anta Sports Products Ltd.	1,264,800	10,675,486
Apeloa Pharmaceutical Co. Ltd. A Shares	70,100	118,784
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	55,400	160,262
ASR Microelectronics Co. Ltd. (A Shares)	24,929	160,227
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	20,340	243,311
Autobio Diagnostics Co. Ltd.	34,900	229,033
Autohome, Inc. ADR Class A	67,237	1,694,372
Avary Holding Shenzhen Co. Ltd. (A Shares)	115,100	281,090
AVIC Capital Co. Ltd. (A Shares)	525,400	249,015
AviChina Industry & Technology Co. Ltd. (H Shares)	2,466,000	909,553
Avicopter PLC (A Shares)	35,100	161,304
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	331,800	203,646
Baidu, Inc. Class A (a)	2,238,052	28,976,545
Bank of Beijing Co. Ltd. (A Shares)	1,260,080	896,285
Bank of Changsha Co. Ltd. (A Shares)	239,800	239,790
Bank of Chengdu Co. Ltd. (A Shares)	227,200	397,169
Bank of China Ltd.:
(A Shares)	2,042,100	1,231,452
(H Shares)	78,908,000	29,611,839
Bank of Communications Co. Ltd.:
(A Shares)	2,301,600	1,929,382
(H Shares)	8,737,000	5,168,855
Bank of Hangzhou Co. Ltd. (A Shares)	353,420	537,909
Bank of Jiangsu Co. Ltd. (A Shares)	1,070,800	1,093,881
Bank of Nanjing Co. Ltd. (A Shares)	616,600	714,361
Bank of Ningbo Co. Ltd. (A Shares)	393,180	1,182,180
Bank of Shanghai Co. Ltd. (A Shares)	847,077	756,417
Bank of Suzhou Co. Ltd.	218,700	215,814
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,325,700	1,138,901
BeiGene Ltd. (a)	685,730	7,771,527
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	246,300	162,874
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	39,200	119,303
Beijing Easpring Material Technology Co. Ltd. (A Shares)	30,200	133,969
Beijing Enlight Media Co. Ltd. (A Shares)	174,600	180,183
Beijing Enterprises Holdings Ltd.	500,500	1,811,474
Beijing Enterprises Water Group Ltd.	3,990,000	970,751
Beijing Kingsoft Office Software, Inc. (A Shares)	27,490	818,608
Beijing New Building Materials PLC (A Shares)	100,600	375,105
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	75,000	169,074
Beijing Roborock Technology Co. Ltd. (A Shares)	7,829	313,428
Beijing Shiji Information Technology Co. Ltd. (A Shares)	135,396	134,121
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	98,100	360,917
Beijing Tongrentang Co. Ltd. (A Shares)	81,700	498,213
Beijing United Information Technology Co. Ltd. (A Shares)	42,970	106,025
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	50,307	378,647
Beijing Yanjing Brewery Co. Ltd. (A Shares)	167,900	191,374
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,923,700	2,026,580
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	476,700	161,628
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	24,600	177,257
Betta Pharmaceuticals Co. Ltd. (A Shares)	24,900	131,911
BGI Genomics Co. Ltd.	24,600	128,688
Bilibili, Inc. Class Z (a)(c)	194,912	1,759,936
Bloomage Biotechnology Corp. Ltd. (A Shares)	28,667	223,711
BOC Aviation Ltd. Class A (b)	206,600	1,548,956
BOC International China Co. Ltd.	165,300	238,786
BOE Technology Group Co. Ltd. (A Shares)	2,231,000	1,120,621
Bosideng International Holdings Ltd.	3,788,000	1,712,392
Brilliance China Automotive Holdings Ltd.	3,004,000	1,601,581
BTG Hotels Group Co. Ltd. (a)	66,400	129,694
By-Health Co. Ltd. (A Shares)	101,300	212,654
BYD Co. Ltd.:
(A Shares)	106,800	2,550,959
(H Shares)	1,036,000	23,196,222
BYD Electronic International Co. Ltd.	782,500	2,680,542
C&D International Investment Group Ltd.	732,674	1,209,872
Caitong Securities Co. Ltd.	276,190	286,576
Cambricon Technologies Corp. Ltd. (A Shares) (a)	24,805	377,109
Canmax Technologies Co. Ltd. (A Shares)	49,920	137,150
Cathay Biotech, Inc. (A Shares)	34,751	212,456
CECEP Solar Energy Co. Ltd. (A Shares)	232,700	163,736
CECEP Wind-Power Corp. (A Shares)	385,510	152,710
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	50,400	116,091
CGN Power Co. Ltd.:
(A Shares)	898,100	478,863
(H Shares) (b)	10,594,000	2,968,704
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,100	384,214
Changjiang Securities Co. Ltd. (A Shares)	328,800	226,386
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	17,000	298,095
Chaozhou Three-Circle Group Co. (A Shares)	114,100	363,378
Chengxin Lithium Group Co. Ltd. (A Shares)	54,900	155,356
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	99,200	165,861
China Baoan Group Co. Ltd. (A Shares)	153,600	231,574
China Cinda Asset Management Co. Ltd. (H Shares)	9,424,000	904,200
China CITIC Bank Corp. Ltd.:
(A Shares)	32,900	28,782
(H Shares)	8,809,000	4,365,758
China Coal Energy Co. Ltd. (H Shares)	2,038,000	2,238,090
China Communications Services Corp. Ltd. (H Shares)	2,374,000	977,538
China Construction Bank Corp.:
(A Shares)	532,200	510,057
(H Shares)	95,492,000	56,709,224
China CSSC Holdings Ltd. (A Shares)	266,300	1,136,366
China Eastern Airlines Corp. Ltd. (A Shares) (a)	1,016,300	530,891
China Energy Engineering Corp. Ltd. (A Shares)	1,931,100	568,832
China Everbright Bank Co. Ltd.:
(A Shares)	2,643,700	1,163,033
(H Shares)	3,323,000	986,552
China Everbright International Ltd.	3,658,333	1,275,956
China Feihe Ltd. (b)	3,600,000	1,649,283
China Film Co. Ltd. (A Shares) (a)	111,100	181,551
China Galaxy Securities Co. Ltd.:
(A Shares)	267,300	433,923
(H Shares)	3,496,500	1,713,167
China Gas Holdings Ltd.	2,697,000	2,458,918
China Great Wall Securities Co. Ltd. (A Shares)	239,900	245,389
China Greatwall Technology Group Co. Ltd. (A Shares)	192,100	222,766
China Hongqiao Group Ltd.	2,351,000	1,723,553
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China International Capital Corp. Ltd.	142,700	643,838
China International Capital Corp. Ltd. (H Shares) (b)	1,518,800	1,805,313
China Jushi Co. Ltd. (A Shares)	238,404	305,381
China Life Insurance Co. Ltd.:
(A Shares)	160,800	646,407
(H Shares)	7,398,000	8,528,728
China Literature Ltd. (a)(b)	406,200	1,181,455
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,314,000	1,999,043
China Medical System Holdings Ltd.	1,338,000	1,912,045
China Meheco Co. Ltd. (A Shares)	87,760	128,504
China Mengniu Dairy Co. Ltd.	3,122,000	6,917,479
China Merchants Bank Co. Ltd.:
(A Shares)	1,221,000	5,240,694
(H Shares)	3,881,346	14,149,005
China Merchants Energy Shipping Co. Ltd. (A Shares)	484,900	438,222
China Merchants Holdings International Co. Ltd.	1,435,283	1,774,551
China Merchants Securities Co. Ltd. (A Shares)	441,600	824,604
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	539,400	661,385
China Minmetals Rare Earth Co. Ltd. (A Shares)	58,500	196,312
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,617,500	1,443,008
(H Shares)	5,692,540	1,893,305
China National Building Materials Co. Ltd. (H Shares)	3,844,000	1,355,949
China National Chemical Engineering Co. Ltd. (A Shares)	363,800	325,463
China National Medicines Corp. Ltd. (A Shares)	44,900	187,235
China National Nuclear Power Co. Ltd. (A Shares)	1,124,200	1,300,669
China National Software & Service Co. Ltd. (A Shares)	51,210	189,634
China Northern Rare Earth Group High-Tech Co. Ltd.	215,400	507,315
China Oilfield Services Ltd. (H Shares)	1,798,000	1,728,067
China Overseas Land and Investment Ltd.	3,801,500	5,750,872
China Overseas Property Holdings Ltd.	1,305,000	864,942
China Pacific Insurance (Group) Co. Ltd.	405,400	1,411,228
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,619,800	4,820,360
China Petroleum & Chemical Corp.:
(A Shares)	2,099,700	1,748,378
(H Shares)	24,241,000	12,610,254
China Power International Development Ltd.	4,910,563	1,837,189
China Railway Group Ltd.:
(A Shares)	1,205,100	1,062,599
(H Shares)	4,211,000	1,925,848
China Railway Signal & Communications Corp. (A Shares)	427,908	277,564
China Resource Gas Group Ltd.	918,500	2,604,851
China Resources Beer Holdings Co. Ltd.	1,608,878	5,818,253
China Resources Land Ltd.	3,184,744	9,669,063
China Resources Microelectronics Ltd. (A Shares)	78,664	415,603
China Resources Mixc Lifestyle Services Ltd. (b)	679,400	1,961,981
China Resources Pharmaceutical Group Ltd. (b)	1,558,500	950,254
China Resources Power Holdings Co. Ltd.	1,909,691	3,863,498
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	58,800	429,355
China Ruyi Holdings Ltd. (a)(c)	5,704,000	956,923
China Shenhua Energy Co. Ltd.:
(A Shares)	383,800	1,993,391
(H Shares)	3,364,500	12,763,857
China Southern Airlines Ltd.:
(A Shares) (a)	546,900	440,050
(H Shares) (a)(c)	2,096,000	775,446
China State Construction Engineering Corp. Ltd. (A Shares)	2,495,980	1,793,954
China State Construction International Holdings Ltd.	1,999,000	2,111,548
China Taiping Insurance Group Ltd.	1,426,577	1,184,236
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,704,000	1,053,387
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	115,000	1,282,473
(H Shares) (b)	111,300	976,079
China Tower Corp. Ltd. (H Shares) (b)	43,992,000	4,893,733
China Traditional Chinese Medicine Holdings Co. Ltd.	2,998,000	1,146,268
China United Network Communications Ltd. (A Shares)	1,893,600	1,193,778
China Vanke Co. Ltd.:
(A Shares)	594,700	798,366
(H Shares)	2,163,800	1,702,470
China XD Electric Co. Ltd. (A Shares)	305,500	217,208
China Yangtze Power Co. Ltd. (A Shares)	1,456,800	4,962,716
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	32,900	204,612
China Zheshang Bank Co. Ltd.	1,284,580	481,985
ChinaSoft International Ltd.	2,636,000	1,502,139
Chongqing Brewery Co. Ltd. (A Shares)	28,800	223,685
Chongqing Changan Automobile Co. Ltd. (A Shares)	492,876	880,509
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	482,300	291,392
(H Shares)	70,000	27,226
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	33,200	154,922
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	142,850	895,278
Chow Tai Fook Jewellery Group Ltd.	1,984,600	2,688,514
CITIC Pacific Ltd.	5,774,000	5,573,030
CITIC Securities Co. Ltd.:
(A Shares)	733,695	2,102,298
(H Shares)	1,812,925	3,538,329
Cmoc Group Ltd.:
(A Shares)	1,018,500	763,666
(H Shares)	3,750,000	2,054,077
CNGR Advanced Material Co. Ltd.	39,900	242,372
CNPC Capital Co. Ltd. (A Shares)	501,900	431,219
Contemporary Amperex Technology Co. Ltd.	261,780	5,541,382
COSCO Shipping Development Co. Ltd. (A Shares)	590,100	193,487
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	202,200	373,042
(H Shares)	1,296,000	1,205,046
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	750,410	1,033,357
(H Shares)	3,016,050	3,168,745
Cosco Shipping Ports Ltd.	1,388,977	850,579
Country Garden Holdings Co. Ltd. (a)(c)	12,497,958	1,013,658
Country Garden Services Holdings Co. Ltd.	2,156,000	1,424,237
CRRC Corp. Ltd.:
(A Shares)	1,409,200	1,118,059
(H Shares)	4,419,000	2,053,922
CSC Financial Co. Ltd. (A Shares)	257,700	804,517
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	69,700	262,162
CSPC Pharmaceutical Group Ltd.	8,857,840	6,516,623
CSSC Science & Technology Co. Ltd.	89,700	200,566
Daqin Railway Co. Ltd. (A Shares)	915,300	946,265
Daqo New Energy Corp. ADR (a)	57,515	1,038,146
DaShenLin Pharmaceutical Group Co. Ltd.	67,867	215,914
Datang International Power Generation Co. Ltd. (A Shares)	615,000	209,360
DHC Software Co. Ltd. (A Shares)	190,800	133,098
Do-Fluoride New Materials Co. Ltd. (A Shares)	71,180	120,563
Dong-E-E-Jiao Co. Ltd. (A Shares)	38,300	280,780
Dongfang Electric Corp. Ltd. (A Shares)	165,500	331,402
Dongfeng Motor Group Co. Ltd. (H Shares)	2,526,000	975,469
Dongxing Securities Co. Ltd. (A Shares)	192,300	213,011
East Buy Holding Ltd. (a)(b)(c)	453,000	1,330,941
East Money Information Co. Ltd. (A Shares)	944,017	1,645,508
Eastroc Beverage Group Co. Ltd.	15,900	361,158
Ecovacs Robotics Co. Ltd. Class A	34,400	153,418
Empyrean Technology Co. Ltd. (A Shares)	21,600	234,056
ENN Energy Holdings Ltd.	785,800	5,849,379
ENN Natural Gas Co. Ltd. (A Shares)	153,800	374,888
Eoptolink Technology, Inc. Ltd. (A Shares)	42,300	249,058
Eve Energy Co. Ltd. (A shares)	121,755	591,834
Everbright Securities Co. Ltd. (A Shares)	232,500	507,680
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	688,061	202,468
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	239,881	148,022
Far East Horizon Ltd.	1,928,000	1,413,443
Farasis Energy Gan Zhou Co. Ltd. (A Shares) (a)	72,551	122,243
FAW Jiefang Group Co. Ltd. (A Shares) (a)	184,200	201,758
First Capital Securities Co. Ltd. (A Shares)	249,900	183,332
Flat Glass Group Co. Ltd. (c)	346,000	520,391
Flat Glass Group Co. Ltd. (A Shares)	126,800	360,680
Focus Media Information Technology Co. Ltd. (A Shares)	859,720	678,324
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	275,856	1,309,059
Fosun International Ltd.	2,450,000	1,285,701
Founder Securities Co. Ltd. (A Shares)	490,100	472,612
Foxconn Industrial Internet Co. Ltd. (A Shares)	788,496	1,461,768
Fujian Sunner Development Co. Ltd. A Shares	74,000	154,550
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	151,500	805,443
(H Shares) (b)	566,400	2,560,646
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	4,300	108,414
GalaxyCore, Inc. (A Shares)	103,221	235,364
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	113,500	539,319
(H Shares) (b)	366,640	979,408
GCL Technology Holdings Ltd.	21,430,000	2,465,799
GD Power Development Co. Ltd. (A Shares)	1,061,800	662,836
GDS Holdings Ltd. Class A (a)	939,692	629,370
Geely Automobile Holdings Ltd.	5,992,000	5,679,573
GEM Co. Ltd. (A Shares)	306,500	192,565
Gemdale Corp. (A Shares)	268,800	151,655
Genscript Biotech Corp. (a)	1,158,000	1,922,180
GF Securities Co. Ltd.:
(A Shares)	342,300	654,812
(H Shares)	1,029,400	1,035,996
Giant Network Group Co. Ltd. (A Shares)	119,400	153,145
Gigadevice Semiconductor Beijing, Inc. (A Shares)	39,684	345,986
Ginlong Technologies Co. Ltd. (A Shares)	23,850	198,692
GoerTek, Inc. (A Shares)	203,700	432,279
Goldwind Science & Technology Co. Ltd. (A Shares)	205,600	200,185
Goneo Group Co. Ltd. (A Shares)	26,600	345,094
GoodWe Technologies Co. Ltd. (A Shares)	10,129	131,819
Gotion High-tech Co. Ltd. (A Shares) (a)	105,900	276,143
Great Wall Motor Co. Ltd.:
(A Shares)	145,200	414,436
(H Shares)	2,306,000	2,270,505
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	167,700	826,129
Greenland Holdings Corp. Ltd. (A Shares) (a)	697,400	205,494
Greentown China Holdings Ltd.	1,130,500	851,664
GRG Banking Equipment Co. Ltd. (A Shares)	147,900	195,542
Guangdong Haid Group Co. Ltd. (A Shares)	99,100	523,270
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	177,700	153,478
Guangdong Investment Ltd.	2,920,000	1,697,593
Guanghui Energy Co. Ltd. (A Shares)	391,000	383,949
Guangzhou Automobile Group Co. Ltd.	316,900	362,829
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,844,000	1,124,132
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	140,900	185,188
Guangzhou Baiyunshan Pharma Health (A Shares)	83,700	319,323
Guangzhou Haige Communications Group (A Shares)	147,800	198,722
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	27,900	203,434
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	41,800	199,617
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	114,700	299,011
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	248,617	198,649
Guolian Securities Co. Ltd. (a)	142,200	202,053
Guosen Securities Co. Ltd. (A Shares)	381,300	427,926
Guotai Junan Securities Co. Ltd. (A Shares)	447,000	912,275
Guoyuan Securities Co. Ltd. (A Shares)	259,510	231,583
H World Group Ltd. ADR	205,608	6,532,166
Haidilao International Holding Ltd. (b)	1,659,000	2,613,783
Haier Smart Home Co. Ltd.	2,420,200	6,838,669
Haier Smart Home Co. Ltd. (A Shares)	367,100	1,145,499
Hainan Airlines Co. Ltd. (A Shares) (a)	2,562,000	489,109
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	680,100	331,279
Haitian International Holdings Ltd.	634,000	1,411,224
Haitong Securities Co. Ltd.:
(A Shares)	526,100	646,319
(H Shares)	2,836,800	1,307,601
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	185,300	176,261
Hangzhou Chang Chuan Technology Co. Ltd.	37,100	124,051
Hangzhou First Applied Material Co. Ltd. (A Shares)	110,984	352,169
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	71,600	186,316
Hangzhou Lion Electronics Co. Ltd. (A Shares)	40,400	115,232
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	58,600	194,539
Hangzhou Robam Appliances Co. Ltd. (A Shares)	56,500	171,647
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	84,400	213,902
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	20,900	118,373
(H Shares) (b)	2,300	7,194
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,178,000	1,769,294
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	45,200	167,858
Hebei Hengshui Laobaigan Liquor Co. Ltd.	54,500	133,333
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	75,300	242,500
Heilongjiang Agriculture Co. Ltd. (A Shares)	105,900	168,342
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	134,000	311,775
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	206,323	820,147
Hengan International Group Co. Ltd.	634,500	1,964,724
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	96,900	171,396
Hengli Petrochemical Co. Ltd. (A Shares) (a)	419,140	686,464
Hengtong Optic-electric Co. Ltd. (A Shares)	146,900	225,351
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	218,520	190,037
Hesteel Co. Ltd. (A Shares)	617,800	179,330
Hisense Electric Co. Ltd.	77,900	240,856
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	32,000	513,819
HLA Group Corp. Ltd. (A Shares)	257,200	275,827
Hongfa Technology Co. Ltd. (A Shares)	30,640	95,884
Hoshine Silicon Industry Co. Ltd. (A Shares)	46,900	286,796
Hoymiles Power Electronics, Inc. (A Shares)	4,968	130,022
Hoyuan Green Energy Co. Ltd. (A Shares)	34,475	118,822
Hua Hong Semiconductor Ltd. (a)(b)	584,000	1,058,000
Huadian Power International Corp. Ltd. (A Shares)	506,700	429,973
Huadong Medicine Co. Ltd. (A Shares)	104,480	422,175
Huafon Chemical Co. Ltd. (A Shares)	295,900	252,191
Huagong Tech Co. Ltd. (A Shares)	59,900	214,706
Huaibei Mining Holdings Co. Ltd. (A Shares)	147,800	358,424
Hualan Biological Engineer, Inc. (A Shares)	108,560	266,659
Huaneng Power International, Inc.:
(A Shares) (a)	542,700	662,707
(H Shares) (a)	4,204,000	2,370,701
Huatai Securities Co. Ltd.:
(A Shares)	368,300	707,221
(H Shares) (b)	1,404,000	1,656,330
HUAXI Securities Co. Ltd.	156,100	162,311
Huaxia Bank Co. Ltd. (A Shares)	790,600	668,260
Huayu Automotive Systems Co. Ltd. (A Shares)	187,800	426,168
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	30,700	107,968
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	54,900	230,759
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	66,300	151,408
Huizhou Desay SV Automotive Co. Ltd.	33,100	393,228
Humanwell Healthcare Group Co. Ltd. (A Shares)	97,200	273,312
Hunan Valin Steel Co. Ltd. (A Shares)	411,800	313,654
Hundsun Technologies, Inc. (A Shares)	113,152	331,731
Hwatsing Technology Co. Ltd. (A Shares)	9,468	195,375
Hygeia Healthcare Holdings Co. (b)	344,600	1,123,012
Hygon Information Technology Co. Ltd. (A Shares)	115,332	1,061,470
IEIT Systems Co. Ltd. (A Shares)	87,696	344,339
iFlytek Co. Ltd. (A Shares)	137,900	734,915
IMEIK Technology Development Co. Ltd. (A Shares)	12,900	488,165
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,941,700	2,843,760
(H Shares)	64,314,000	31,329,283
Industrial Bank Co. Ltd. (A Shares)	1,237,200	2,718,218
Industrial Securities Co. Ltd. (A Shares)	513,810	390,937
Ingenic Semiconductor Co. Ltd. (A Shares)	28,700	190,361
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	379,000	1,433,748
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,705,700	535,827
Inner Mongolia Dian Tou Energy Corp. Ltd.	133,600	275,622
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	503,300	249,914
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,054,504	1,994,716
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	215,800	157,553
Innovent Biologics, Inc. (a)(b)	1,199,000	4,830,665
iQIYI, Inc. ADR (a)	440,509	1,475,705
iRay Technology Co. Ltd. (A Shares)	6,058	181,404
iSoftStone Information Technology Group Co. Ltd. (A Shares)	56,700	247,724
JA Solar Technology Co. Ltd. (A Shares)	197,272	470,481
Jason Furniture Hangzhou Co. Ltd. (A Shares)	48,910	231,594
JCET Group Co. Ltd. (A Shares)	106,600	333,508
JD Health International, Inc. (a)(b)	1,104,550	3,644,781
JD Logistics, Inc. (a)(b)	1,966,900	1,717,450
JD.com, Inc. Class A	2,329,207	26,264,455
Jiangsu Eastern Shenghong Co. Ltd.	393,800	543,606
Jiangsu Expressway Co. Ltd. (H Shares)	1,212,000	1,157,191
Jiangsu Hengli Hydraulic Co. Ltd.	79,876	544,196
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	379,775	1,989,324
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	74,700	461,649
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	60,000	194,849
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	21,500	214,630
Jiangsu Phoenix Publishing & Media Corp. Ltd.	151,500	204,939
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	89,700	1,145,010
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	24,260	166,478
Jiangsu Yoke Technology Co. Ltd. (A Shares)	28,300	152,975
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	59,700	265,624
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	203,200	328,149
Jiangxi Copper Co. Ltd.:
(A Shares)	120,500	302,943
(H Shares)	1,107,000	1,548,173
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	101,600	128,143
Jinduicheng Molybdenum Co. Ltd. (A Shares)	192,300	244,992
Jinko Solar Co. Ltd. (A Shares)	397,028	439,070
JiuGui Liquor Co. Ltd. (A Shares)	19,400	168,346
Jizhong Energy Resources Co. Ltd. (A Shares)	210,600	221,744
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	113,900	170,828
Jointown Pharmaceutical Group (A Shares)	232,746	224,192
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	46,800	143,604
JOYY, Inc. ADR	38,522	1,181,085
Juewei Food Co. Ltd.	37,600	105,280
Juneyao Airlines Co. Ltd. (A shares) (a)	131,300	218,071
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	9,606	0
Kanzhun Ltd. ADR	218,645	3,041,352
KE Holdings, Inc. ADR	656,075	9,296,583
Keda Industrial Group Co. Ltd.	116,300	175,718
Kingboard Chemical Holdings Ltd.	660,000	1,174,738
Kingdee International Software Group Co. Ltd. (a)	2,760,000	2,667,992
Kingnet Network Co. Ltd. (A Shares)	128,200	168,732
Kingsoft Corp. Ltd.	948,600	2,307,712
Kuaishou Technology Class B (a)(b)	2,315,900	11,672,920
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	128,300	213,283
Kunlun Energy Co. Ltd.	3,866,000	3,463,538
Kunlun Tech Co. Ltd. (A Shares) (a)	72,300	300,806
Kweichow Moutai Co. Ltd. (A Shares)	74,800	16,769,932
Lb Group Co. Ltd. (A Shares)	142,173	319,587
Lenovo Group Ltd.	7,222,000	7,561,948
Lens Technology Co. Ltd. (A Shares)	296,200	431,581
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	112,000	204,913
Li Auto, Inc. Class A (a)	1,139,248	15,747,746
Li Ning Co. Ltd.	2,354,000	5,028,902
Liaoning Port Co. Ltd. (A Shares)	1,121,100	214,286
Lingyi iTech Guangdong Co. (A Shares)	417,300	276,190
Livzon Pharmaceutical Group, Inc. (A Shares)	37,300	176,448
Longfor Properties Co. Ltd. (b)	1,962,560	2,176,100
LONGi Green Energy Technology Co. Ltd.	451,448	1,219,043
Lufax Holding Ltd. ADR (c)	199,062	471,777
Luxi Chemical Group Co. Ltd.	114,200	147,267
Luxshare Precision Industry Co. Ltd. (A Shares)	425,528	1,511,462
Luzhou Laojiao Co. Ltd. (A Shares)	87,600	1,798,024
Mango Excellent Media Co. Ltd. (A Shares)	111,407	332,403
Maxscend Microelectronics Co. Ltd. (A Shares)	31,776	408,442
Meihua Holdings Group Co. Ltd. (A Shares)	175,400	244,060
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	232,960	158,819
Meituan Class B (a)(b)	5,036,620	40,510,682
Metallurgical Corp. China Ltd. (A Shares)	1,063,100	480,853
Microport Scientific Corp. (a)	818,800	604,694
Ming Yang Smart Energy Group Ltd. (A Shares)	135,300	169,840
MINISO Group Holding Ltd.	376,564	1,592,683
Minth Group Ltd.	750,000	1,215,700
Montage Technology Co. Ltd. (A Shares)	67,780	425,291
Muyuan Foodstuff Co. Ltd. (A Shares)	325,440	1,602,205
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	96,235	174,880
Nanjing Securities Co. Ltd. (A Shares)	219,100	227,794
NARI Technology Co. Ltd. (A Shares)	478,394	1,401,579
National Silicon Industry Group Co. Ltd. (A Shares) (a)	163,725	323,718
NAURA Technology Group Co. Ltd.	31,600	1,001,228
NavInfo Co. Ltd. (A Shares) (a)	141,600	128,148
NetEase, Inc.	1,919,950	37,320,201
New China Life Insurance Co. Ltd.	118,200	504,231
New China Life Insurance Co. Ltd. (H Shares)	834,500	1,489,278
New Hope Liuhe Co. Ltd. (A Shares) (a)	270,600	309,074
New Oriental Education & Technology Group, Inc. (a)	1,478,210	11,409,189
Ninestar Corp. (A Shares)	84,300	227,671
Ningbo Deye Technology Co. Ltd. (A Shares)	25,620	241,965
Ningbo Joyson Electronic Corp. (A shares)	83,900	169,268
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	40,900	201,638
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	28,836	114,468
Ningbo Shanshan Co. Ltd. (A Shares)	134,600	187,492
Ningbo Tuopu Group Co. Ltd. (A Shares)	65,600	446,411
Ningxia Baofeng Energy Group Co. Ltd.	436,700	813,025
NIO, Inc. sponsored ADR (a)(c)	1,374,675	7,725,674
Nongfu Spring Co. Ltd. (H Shares) (b)	1,998,400	10,845,628
North Industries Group Red Arrow Co. Ltd. (A Shares)	83,000	131,936
Offcn Education Technology Co. A Shares (a)	367,200	180,736
Offshore Oil Enginering Co. Ltd. (A Shares)	263,400	205,673
OFILM Group Co. Ltd. (A Shares) (a)	194,000	180,920
Oppein Home Group, Inc. (A Shares)	30,260	258,862
Orient Securities Co. Ltd. (A Shares)	444,508	513,315
Oriental Pearl Group Co. Ltd.	203,300	193,673
Ovctek China, Inc. (A Shares)	53,420	129,848
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	554,100	218,143
PDD Holdings, Inc. ADR (a)	593,270	75,268,165
People's Insurance Co. of China Group Ltd.:
(A Shares)	536,700	382,236
(H Shares)	8,718,000	2,710,235
People.cn Co. Ltd. (A Shares)	65,800	197,647
Perfect World Co. Ltd. (A Shares)	115,500	154,061
PetroChina Co. Ltd.:
(A Shares)	1,271,500	1,483,737
(H Shares)	20,956,000	15,158,853
Pharmaron Beijing Co. Ltd.:
(A Shares)	84,125	247,895
(H Shares) (b)	8,075	10,454
PICC Property & Casualty Co. Ltd. (H Shares)	6,845,840	8,515,304
Ping An Bank Co. Ltd. (A Shares)	1,155,800	1,526,815
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	555,200	797,126
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	637,694	3,613,772
(H Shares)	6,655,500	27,976,682
Piotech, Inc. (A Shares)	11,148	252,793
Poly Developments & Holdings (A Shares)	712,700	952,684
Pop Mart International Group Ltd. (b)	469,400	1,052,690
Postal Savings Bank of China Co. Ltd.	1,681,300	1,111,056
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	7,960,000	3,828,038
Power Construction Corp. of China Ltd. (A Shares)	1,025,600	720,380
Pylon Technologies Co. Ltd. (Series A)	10,354	115,550
Qi An Xin Technology Group, Inc. (A Shares) (a)	40,794	168,968
Qifu Technology, Inc. ADR	112,159	1,609,482
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	323,700	647,636
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	85,200	235,666
Raytron Technology Co. Ltd. (A Shares)	26,645	122,983
Risen Energy Co. Ltd. (A Shares)	68,000	139,694
Rockchip Electronics Co. Ltd.	20,800	134,225
Rongsheng Petrochemical Co. Ltd. (A Shares)	603,000	796,556
SAIC Motor Corp. Ltd. (A Shares)	463,900	885,739
Sailun Group Co. Ltd. A Shares	185,800	312,897
Sanan Optoelectronics Co. Ltd. (A Shares)	297,200	456,006
Sangfor Technologies, Inc. (a)	24,800	188,780
Sany Heavy Equipment International Holdings Co. Ltd.	1,108,000	721,139
Sany Heavy Industry Co. Ltd. (A Shares)	505,400	923,347
Satellite Chemical Co. Ltd. (A Shares) (a)	200,656	382,644
SDIC Capital Co. Ltd.	382,200	356,071
SDIC Power Holdings Co. Ltd. (A Shares)	443,800	860,507
Seazen Holdings Co. Ltd. (A Shares) (a)	134,300	185,401
Seres Group Co. Ltd. (A Shares) (a)	89,800	710,557
SF Holding Co. Ltd. (A Shares)	291,400	1,437,080
SG Micro Corp. (A Shares)	27,875	241,705
Shaanxi Coal Industry Co. Ltd. (A Shares)	577,300	1,951,279
Shan Xi Hua Yang Group New Energy Co. Ltd.	214,900	290,080
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	65,843	139,001
Shandong Gold Mining Co. Ltd.:
(A Shares)	361,484	1,037,518
(H Shares) (b)	469,500	675,936
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	47,700	177,661
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	126,520	430,205
Shandong Linglong Tyre Co. Ltd. (A Shares)	87,800	240,325
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	699,100	279,746
Shandong Sun Paper Industry JSC Ltd. (A Shares)	166,500	282,358
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,468,000	1,576,565
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	108,840	210,169
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	62,540	172,482
Shanghai Baosight Software Co. Ltd.	599,884	1,181,868
Shanghai Baosight Software Co. Ltd. (A Shares)	106,788	610,644
Shanghai Construction Group Co. Ltd. (A Shares)	529,100	171,415
Shanghai Electric Group Co. Ltd. (A Shares) (a)	753,500	418,358
Shanghai Electric Power Co. Ltd. (A Shares)	167,600	185,728
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	119,000	362,589
(H Shares)	506,500	859,990
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,599	302,281
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	13,725	51,993
(H Shares)	56,000	66,771
Shanghai International Airport Co. Ltd. (A Shares) (a)	74,000	342,219
Shanghai International Port Group Co. Ltd. (A Shares)	415,800	320,225
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	54,400	192,150
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	45,609	178,161
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	142,560	195,500
Shanghai M&G Stationery, Inc. (A Shares)	55,200	235,980
Shanghai Moons' Electric Co. Ltd. (A Shares)	25,000	129,537
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	158,700	375,779
(H Shares)	742,100	1,048,966
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,748,400	1,667,502
Shanghai Putailai New Energy Technology Co. Ltd.	127,364	292,377
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	401,300	360,350
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	575,400	507,677
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	49,069	923,550
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	232,100	201,946
Shanghai Zhangjiang High Ltd. (A Shares)	92,200	204,679
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	118,100	278,367
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	178,100	589,030
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	257,800	192,758
Shanxi Securities Co. Ltd. (A Shares)	213,530	147,538
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	341,700	170,119
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	72,640	2,032,142
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	338,060	495,598
Shede Spirits Co. Ltd. (A Shares)	19,800	228,714
Shenergy Co. Ltd. (A Shares)	292,300	295,822
Shenghe Resources Holding Co. Ltd. (A Shares)	104,600	120,305
Shengyi Technology Co. Ltd.	140,000	280,705
Shennan Circuits Co. Ltd. (A Shares)	30,540	225,157
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,341,100	818,407
Shenzhen Capchem Technology Co. Ltd. (A Shares)	44,680	231,884
Shenzhen Dynanonic Co. Ltd. (A Shares)	16,540	95,785
Shenzhen Energy Group Co. Ltd. (A Shares)	283,360	245,209
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	27,300	199,869
Shenzhen Inovance Technology Co. Ltd. (A Shares)	79,350	619,877
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	92,900	154,438
Shenzhen Kangtai Biological Products Co. Ltd.	66,500	193,893
Shenzhen Kedali Industry Co. Ltd.	16,100	151,859
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	72,200	2,707,426
Shenzhen New Industries Biomedical Engineering Co. Ltd.	46,800	451,326
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	488,500	201,351
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	66,400	240,317
Shenzhen SC New Energy Technology Corp. (A Shares)	20,800	164,151
Shenzhen Sed Industry Co. Ltd. (A Shares)	67,800	166,177
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	76,338	115,860
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	48,000	148,320
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	48,023	915,632
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	55,400	178,939
Shenzhou International Group Holdings Ltd.	820,400	7,305,996
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	99,460	273,242
Shuangliang Eco-Energy Systems Ltd. (A Shares)	111,500	106,881
Sichuan Changhong Electric Co. Ltd. (A Shares)	274,800	161,704
Sichuan Chuantou Energy Co. Ltd. (A Shares)	265,600	575,709
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	527,000	168,354
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	87,800	283,453
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	432,400	484,988
Sichuan Swellfun Co. Ltd. (A Shares)	29,100	194,020
Sieyuan Electric Co. Ltd. (A Shares)	45,900	324,191
Silergy Corp.	323,000	3,975,905
Sinolink Securities Co. Ltd. (A Shares)	221,600	259,044
Sinoma International Engineering Co. Ltd. (A Shares)	157,300	244,755
Sinoma Science & Technology Co. Ltd. (A Shares)	100,000	198,471
Sinomine Resource Group Co. Ltd. (A Shares)	42,480	184,970
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (a)	437,300	162,675
Sinopharm Group Co. Ltd. (H Shares)	1,331,600	3,501,422
Sinotruk Hong Kong Ltd.	685,000	1,555,767
SKSHU Paint Co. Ltd. (A Shares)	31,432	157,939
Smoore International Holdings Ltd. (b)(c)	1,826,000	1,104,190
Songcheng Performance Development Co. Ltd. (A Shares)	155,480	193,047
Soochow Securities Co. Ltd. (A Shares)	297,945	279,805
Southwest Securities Co. Ltd. (A Shares)	395,400	203,807
Spring Airlines Co. Ltd. (A Shares) (a)	58,100	424,153
StarPower Semiconductor Ltd. (A Shares)	10,200	181,022
Sungrow Power Supply Co. Ltd. (A Shares)	88,400	966,980
Sunny Optical Technology Group Co. Ltd.	707,500	4,348,569
Sunresin New Materials Co. Ltd. (A Shares)	29,900	184,070
Sunwoda Electronic Co. Ltd. (A Shares)	110,900	180,597
SUPCON Technology Co. Ltd. (A Shares)	46,804	230,524
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	101,800	177,268
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	16,544	236,937
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	23,500	280,255
TAL Education Group ADR (a)	437,155	4,651,329
Tangshan Jidong Cement Co. Ltd. A Shares	158,300	126,537
TBEA Co. Ltd. (A Shares)	301,070	589,949
TCL Technology Group Corp. (A Shares)	1,118,290	632,017
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	240,775	413,116
Tencent Holdings Ltd.	6,618,100	229,722,994
Tencent Music Entertainment Group ADR (a)	745,293	7,005,754
Thunder Software Technology Co. Ltd. (A Shares)	27,300	190,953
Tianfeng Securities Co. Ltd. (A Shares) (a)	515,700	212,721
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
Tianjin 712 Communication & Broadcasting Co. Ltd.	46,000	159,637
Tianma Microelectronics Co. Ltd. (A Shares) (a)	146,400	169,729
Tianqi Lithium Corp. (A Shares)	88,000	572,096
Tianshan Aluminum Group Co. Ltd.	277,300	202,564
Tianshui Huatian Technology Co. Ltd. (A Shares)	191,200	173,716
Tingyi (Cayman Islands) Holding Corp.	1,956,000	1,947,665
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (a)	107,000	133,233
Tongcheng Travel Holdings Ltd. (a)	1,230,800	2,510,653
TongFu Microelectronics Co. Ltd. (A Shares)	90,200	231,284
Tongkun Group Co. Ltd. (A Shares) (a)	143,700	238,475
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	755,300	318,567
Tongwei Co. Ltd. (A Shares)	268,200	871,951
Topchoice Medical Corp. (a)	19,100	158,604
Topsports International Holdings Ltd. (b)	1,846,000	1,196,543
TravelSky Technology Ltd. (H Shares)	925,000	930,400
Trina Solar Co. Ltd. (A Shares)	129,463	418,082
Trip.com Group Ltd. (a)	545,012	19,838,127
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	199,500	158,112
Tsingtao Brewery Co. Ltd.:
(A Shares)	49,500	481,288
(H Shares)	606,000	3,458,271
Uni-President China Holdings Ltd.	1,286,000	722,376
Unigroup Guoxin Microelectronics Co. Ltd. (a)	50,619	369,155
Unisplendour Corp. Ltd. (A Shares) (a)	170,303	368,809
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	109,600	194,797
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	29,777	143,911
Vipshop Holdings Ltd. ADR (a)	345,294	5,486,722
Walvax Biotechnology Co. Ltd. (A Shares)	95,700	220,410
Wanda Film Holding Co. Ltd. (A Shares) (a)	129,700	199,961
Wanhua Chemical Group Co. Ltd. (A Shares)	187,000	1,825,257
Want Want China Holdings Ltd.	4,715,000	2,595,148
Weibo Corp. sponsored ADR (c)	80,478	651,872
Weichai Power Co. Ltd.:
(A Shares)	402,500	828,511
(H Shares)	1,930,200	3,407,700
Weihai Guangwei Composites Co. Ltd. (A Shares)	49,560	162,419
Wens Foodstuffs Group Co. Ltd. (A Shares)	395,680	1,038,254
Western Mining Co. Ltd. (A Shares)	142,100	282,097
Western Securities Co. Ltd. (A Shares)	265,700	221,199
Western Superconducting Technologies Co. Ltd. (A Shares)	38,699	189,865
Will Semiconductor Ltd.	70,535	850,039
Wingtech Technology Co. Ltd. (A Shares) (a)	74,000	345,621
Wintime Energy Group Co. Ltd. (A Shares) (a)	1,323,300	241,828
Wuchan Zhongda Group Co. Ltd.	309,600	187,118
Wuhan Guide Infrared Co. Ltd. (A Shares)	254,469	191,413
Wuliangye Yibin Co. Ltd. (A Shares)	231,100	4,086,035
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	113,490	311,531
WuXi AppTec Co. Ltd.	151,144	1,148,812
WuXi AppTec Co. Ltd. (H Shares) (b)	361,122	2,498,601
Wuxi Autowell Technology Co. Ltd. (A Shares)	13,380	133,719
Wuxi Biologics (Cayman), Inc. (a)(b)	3,797,000	9,991,939
XCMG Construction Machinery Co. Ltd. (A Shares)	703,700	552,605
Xiamen C&D, Inc. (A Shares)	179,000	242,025
Xiamen Faratronic Co. Ltd. (A Shares)	13,400	160,896
Xiamen Tungsten Co. Ltd. (A Shares)	84,700	180,426
Xiaomi Corp. Class B (a)(b)	15,220,400	23,980,186
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	106,519	389,309
Xinyi Solar Holdings Ltd.	4,859,498	2,231,197
XPeng, Inc. Class A (a)(c)	1,067,952	4,447,648
XTEP International Holdings Ltd.	1,440,000	709,143
Yadea Group Holdings Ltd. (b)	1,216,000	1,667,259
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	32,300	147,903
Yankuang Energy Group Co. Ltd.:
(A Shares)	237,150	756,882
(H Shares)	2,248,000	4,618,482
Yantai Jereh Oilfield Services (A Shares)	61,000	223,880
Yealink Network Technology Corp. Ltd.	75,230	255,818
Yifeng Pharmacy Chain Co. Ltd.	60,125	318,313
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	96,800	400,266
Yintai Gold Co. Ltd. (A Shares)	165,380	325,642
Yonghui Superstores Co. Ltd. (A Shares) (a)	540,300	184,763
YongXing Special Materials Technology Co. Ltd. (A Shares)	32,110	199,834
Yonyou Network Technology Co. Ltd. (A Shares)	204,438	318,879
Youngor Fashion Co. Ltd. (A Shares)	273,689	257,333
YTO Express Group Co. Ltd. (A Shares)	205,000	319,322
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	78,400	137,166
Yuexiu Property Co. Ltd.	1,597,620	1,000,439
Yum China Holdings, Inc.	411,131	14,221,021
Yunda Holding Co. Ltd. (A Shares)	172,590	150,224
Yunnan Aluminium Co. Ltd. (A Shares)	206,600	309,742
Yunnan Baiyao Group Co. Ltd. (A Shares)	107,000	694,844
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	25,200	198,423
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	303,400	197,327
Yunnan Energy New Material Co. Ltd.	58,200	344,916
Yunnan Tin Co. Ltd. (A Shares)	98,100	172,422
Yunnan Yuntianhua Co. Ltd. (Series A)	109,400	240,547
Yutong Bus Co. Ltd.	131,900	279,035
Zai Lab Ltd. (a)	927,500	1,970,715
Zangge Mining Co. Ltd. (Series A)	94,200	325,599
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	35,900	998,333
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,295,000	1,207,165
Zhefu Holding Group Co. Ltd. (A Shares)	310,700	133,940
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	443,697	257,908
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	326,600	339,371
Zhejiang Chint Electric Co. Ltd. (A Shares)	128,100	333,394
Zhejiang Dahua Technology Co. Ltd. (A Shares)	196,200	424,635
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	30,160	217,271
Zhejiang Expressway Co. Ltd. (H Shares)	2,119,920	1,574,805
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	88,220	142,431
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	95,850	333,304
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	78,000	356,044
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	53,500	133,870
Zhejiang Juhua Co. Ltd. (A Shares)	160,800	358,204
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	503,300	1,360,054
Zhejiang Longsheng Group Co. Ltd. (A Shares)	194,200	208,571
Zhejiang NHU Co. Ltd. (A Shares)	184,028	412,095
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	111,100	325,543
Zhejiang Supor Cookware Co. Ltd.	32,000	225,747
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	100,590	217,560
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	94,900	180,067
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	665,300	495,369
Zheshang Securities Co. Ltd.	230,700	310,765
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	704,400	1,100,461
Zhongji Innolight Co. Ltd. (A Shares)	47,800	682,856
Zhongjin Gold Co. Ltd. (A Shares)	288,700	379,810
Zhongsheng Group Holdings Ltd. Class H	830,500	1,401,905
Zhongtai Securities Co. Ltd. (A Shares)	414,500	377,958
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	46,495	216,301
(H Shares)	498,100	1,222,763
Zhuzhou Kibing Group Co. Ltd. (A Shares)	159,900	130,881
Zijin Mining Group Co. Ltd.:
(A Shares)	1,200,800	2,019,763
(H Shares)	5,436,000	8,066,285
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	155,100	155,797
(H Shares)	420,800	223,757
ZTE Corp.:
(A Shares)	216,800	664,199
(H Shares)	787,880	1,369,156
ZTO Express, Inc. sponsored ADR	423,034	6,920,836
TOTAL CHINA		1,664,169,414
Colombia - 0.1%
Bancolombia SA	253,003	2,128,513
Bancolombia SA sponsored ADR	3,513	110,519
Interconexion Electrica SA ESP	439,575	1,903,257
TOTAL COLOMBIA		4,142,289
Czech Republic - 0.1%
CEZ A/S	160,154	6,067,482
Komercni Banka A/S	75,443	2,478,950
MONETA Money Bank A/S (b)	329,690	1,420,506
TOTAL CZECH REPUBLIC		9,966,938
Egypt - 0.1%
Commercial International Bank SAE	2,515,644	7,172,435
Eastern Co. SAE	1,026,992	1,105,097
EFG-Hermes Holding SAE	941,114	551,267
TOTAL EGYPT		8,828,799
Greece - 0.5%
Alpha Bank SA (a)	2,216,993	3,953,242
Eurobank Ergasias Services and Holdings SA (a)	2,581,614	4,985,641
Ff Group (a)(d)	1,035	0
Hellenic Telecommunications Organization SA	190,332	2,643,140
Jumbo SA	114,763	3,224,634
Motor Oil (HELLAS) Corinth Refineries SA	65,966	1,802,197
Mytilineos SA	99,255	4,076,065
National Bank of Greece SA (a)	771,552	5,861,728
OPAP SA	183,592	3,178,494
Piraeus Financial Holdings SA (a)	682,439	2,765,669
Public Power Corp. of Greece (a)	208,482	2,757,752
TOTAL GREECE		35,248,562
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd.	929,000	558,347
Nine Dragons Paper (Holdings) Ltd.	1,630,000	603,894
Orient Overseas International Ltd.	131,000	1,955,594
Sino Biopharmaceutical Ltd.	10,261,000	3,702,541
Vinda International Holdings Ltd.	299,000	883,464
TOTAL HONG KONG		7,703,840
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	447,240	3,665,377
OTP Bank PLC	236,170	10,941,468
Richter Gedeon PLC	138,698	3,744,099
TOTAL HUNGARY		18,350,944
India - 17.5%
ABB India Ltd.	52,572	2,959,615
Adani Enterprises Ltd.	169,685	6,419,224
Adani Green Energy Ltd. (a)	314,362	6,365,097
Adani Ports & Special Economic Zone Ltd.	524,014	7,614,643
Adani Power Ltd. (a)	765,452	5,194,098
Ambuja Cements Ltd.	591,122	3,976,722
APL Apollo Tubes Ltd.	165,124	2,991,356
Apollo Hospitals Enterprise Ltd.	99,875	7,633,547
Ashok Leyland Ltd.	1,456,865	3,082,853
Asian Paints Ltd.	380,734	13,518,422
Astral Ltd.	119,955	2,641,634
AU Small Finance Bank Ltd. (b)	165,783	1,271,491
Aurobindo Pharma Ltd.	261,639	3,622,534
Avenue Supermarts Ltd. (a)(b)	161,434	7,373,083
Axis Bank Ltd.	2,263,157	29,085,567
Bajaj Auto Ltd.	67,390	6,227,044
Bajaj Finance Ltd.	270,565	22,385,415
Bajaj Finserv Ltd.	379,964	7,441,460
Bajaj Holdings & Investment Ltd.	26,505	2,668,290
Balkrishna Industries Ltd.	76,735	2,266,814
Bandhan Bank Ltd. (b)	719,345	1,980,878
Bank of Baroda	1,026,367	3,054,859
Berger Paints India Ltd.	289,585	1,969,939
Bharat Electronics Ltd.	3,626,753	8,119,575
Bharat Forge Ltd.	254,107	3,775,407
Bharat Petroleum Corp. Ltd.	753,409	4,564,483
Bharti Airtel Ltd.	2,229,664	31,439,261
Britannia Industries Ltd.	107,557	6,724,363
Cg Power & Industrial Soluti	606,205	3,418,474
Cholamandalam Investment and Finance Co. Ltd.	416,483	5,930,756
Cipla Ltd./India	520,714	8,465,340
Coal India Ltd.	1,528,864	7,482,644
Colgate-Palmolive Ltd.	134,946	4,177,475
Container Corp. of India Ltd.	272,072	2,902,884
Cummins India Ltd.	137,548	3,798,679
Dabur India Ltd.	615,441	3,995,893
Divi's Laboratories Ltd.	118,540	5,237,827
DLF Ltd.	614,065	5,925,303
Dr. Reddy's Laboratories Ltd.	107,569	7,900,432
Eicher Motors Ltd.	135,827	6,284,879
GAIL India Ltd.	2,283,662	4,749,767
Godrej Consumer Products Ltd.	405,955	5,690,288
Godrej Properties Ltd. (a)	124,155	3,545,720
Grasim Industries Ltd.	261,354	6,842,623
Havells India Ltd.	248,745	3,874,061
HCL Technologies Ltd.	940,324	17,826,211
HDFC Asset Management Co. Ltd. (b)	84,733	3,653,453
HDFC Bank Ltd.	2,783,715	48,932,919
HDFC Standard Life Insurance Co. Ltd. (b)	960,062	6,663,580
Hero Motocorp Ltd.	109,086	6,070,329
Hindalco Industries Ltd.	1,222,062	8,507,465
Hindustan Aeronautics Ltd.	199,090	7,201,429
Hindustan Petroleum Corp. Ltd.	563,061	3,140,954
Hindustan Unilever Ltd.	816,033	24,390,226
ICICI Bank Ltd.	5,143,395	63,674,195
ICICI Lombard General Insurance Co. Ltd. (b)	238,917	4,297,401
ICICI Prudential Life Insurance Co. Ltd. (b)	357,115	2,162,499
IDFC Bank Ltd. (a)	3,430,357	3,480,625
Indian Oil Corp. Ltd.	2,802,585	4,960,870
Indian Railway Catering & Tourism Corp. Ltd.	238,146	2,799,959
Indraprastha Gas Ltd.	312,596	1,620,973
IndusInd Bank Ltd.	285,303	5,264,745
Info Edge India Ltd.	70,413	4,261,469
Infosys Ltd.	3,294,779	65,656,950
InterGlobe Aviation Ltd. (a)(b)	133,938	4,774,447
ITC Ltd.	2,970,030	15,782,116
Jindal Steel & Power Ltd.	354,316	3,230,110
Jio Financial Services Ltd.	3,152,212	9,407,532
JSW Steel Ltd.	606,712	5,971,309
Jubilant Foodworks Ltd.	392,832	2,456,841
Kotak Mahindra Bank Ltd.	1,084,726	23,830,717
Larsen & Toubro Ltd.	668,272	27,965,314
Ltimindtree Ltd. (b)	88,090	5,767,297
Lupin Ltd.	203,268	3,679,427
Macrotech Developers Ltd. (b)	239,237	3,085,691
Mahindra & Mahindra Ltd.	925,485	18,395,393
Marico Ltd.	513,449	3,264,432
Maruti Suzuki India Ltd.	134,893	16,537,631
Max Healthcare Institute Ltd.	771,281	7,250,132
Mphasis BFL Ltd.	74,850	2,337,923
MRF Ltd.	1,894	3,246,299
Muthoot Finance Ltd.	119,504	2,007,267
Nestle India Ltd.	334,860	10,096,545
NTPC Ltd.	4,329,900	16,570,533
Oil & Natural Gas Corp. Ltd.	3,120,970	9,476,529
One97 Communications Ltd. (a)	220,330	2,013,664
Page Industries Ltd.	6,087	2,733,123
Persistent Systems Ltd.	49,616	4,977,410
Petronet LNG Ltd.	744,249	2,411,631
PI Industries Ltd.	82,786	3,362,739
Pidilite Industries Ltd.	151,408	4,612,784
Polycab India Ltd.	44,663	2,333,548
Power Finance Corp. Ltd.	1,473,621	7,865,171
Power Grid Corp. of India Ltd.	4,614,519	14,406,532
REC Ltd.	1,306,479	7,844,844
Reliance Industries Ltd.	3,021,159	103,751,739
Samvardhana Motherson International Ltd.	2,353,506	3,207,191
SBI Cards & Payment Services Ltd.	281,812	2,428,292
SBI Life Insurance Co. Ltd. (b)	447,009	7,555,091
Shree Cement Ltd.	8,951	3,075,043
Shriram Transport Finance Co. Ltd.	279,344	8,299,692
Siemens Ltd.	88,346	4,402,642
Sona Blw Precision Forgings Ltd. (b)	406,645	3,025,398
SRF Ltd.	147,081	4,112,123
State Bank of India	1,771,224	13,675,695
Sun Pharmaceutical Industries Ltd.	952,322	16,262,347
Supreme Industries Ltd.	63,025	3,134,297
Suzlon Energy Ltd. (a)	8,755,048	4,839,002
Tata Communications Ltd.	113,123	2,365,341
Tata Consultancy Services Ltd.	894,857	41,084,060
Tata Consumer Products Ltd.	553,119	7,445,424
Tata Elxsi Ltd.	33,989	3,109,796
Tata Motors Ltd.	1,648,805	17,540,400
Tata Motors Ltd. Class A	453,625	3,188,716
Tata Power Co. Ltd./The	1,426,812	6,687,819
Tata Steel Ltd.	7,277,013	11,910,978
Tech Mahindra Ltd.	532,397	8,525,625
The Indian Hotels Co. Ltd.	845,639	5,012,322
Titan Co. Ltd.	352,384	15,673,559
Torrent Pharmaceuticals Ltd.	100,749	3,068,958
Trent Ltd.	179,905	6,686,444
Tube Investments of India Ltd.	105,508	4,957,279
Tvs Motor Co. Ltd.	235,726	5,677,421
Ultratech Cement Ltd.	114,586	14,004,612
United Spirits Ltd.	288,705	3,783,962
UPL Ltd.	446,931	2,890,855
Varun Beverages Ltd.	451,209	6,957,566
Vedanta Ltd.	922,227	3,043,549
Wipro Ltd.	1,295,407	7,405,825
Yes Bank Ltd. (a)	12,841,779	3,727,913
Zomato Ltd. (a)	5,122,951	8,603,553
TOTAL INDIA		1,199,972,431
Indonesia - 1.9%
Amman Mineral Internasional PT	6,467,100	3,085,104
Indofood Sukses Makmur Tbk PT	4,356,400	1,760,240
PT Adaro Energy Indonesia Tbk	14,283,700	2,165,794
PT Aneka Tambang Tbk	8,348,700	819,118
PT Astra International Tbk	20,086,000	6,508,677
PT Bank Central Asia Tbk	55,047,500	33,305,194
PT Bank Mandiri (Persero) Tbk	37,046,500	15,597,160
PT Bank Negara Indonesia (Persero) Tbk	14,804,500	5,386,105
PT Bank Rakyat Indonesia (Persero) Tbk	67,677,385	24,379,800
PT Barito Pacific Tbk	27,907,488	1,872,071
PT Charoen Pokphand Indonesia Tbk	7,322,200	2,078,200
PT GoTo Gojek Tokopedia Tbk (a)	834,523,312	4,629,352
PT Indah Kiat Pulp & Paper Tbk	2,443,100	1,210,221
PT Indofood CBP Sukses Makmur Tbk	2,314,300	1,724,416
PT Kalbe Farma Tbk	20,930,500	2,003,121
PT Merdeka Copper Gold Tbk (a)	9,570,296	1,635,625
PT Sarana Menara Nusantara Tbk	20,247,800	1,138,932
PT Semen Indonesia (Persero) Tbk	3,349,799	1,315,593
PT Sumber Alfaria Trijaya Tbk	18,542,400	3,112,051
PT Telkom Indonesia Persero Tbk	49,149,900	12,328,116
PT Unilever Indonesia Tbk	7,571,500	1,486,478
PT United Tractors Tbk	1,480,700	2,150,876
TOTAL INDONESIA		129,692,244
Korea (South) - 11.3%
AMOREPACIFIC Corp.	29,021	2,559,970
Celltrion Pharm, Inc. (a)	18,571	1,414,744
Celltrion, Inc.	156,614	21,016,378
CJ CheilJedang Corp.	8,216	1,794,151
Cosmo AM&T Co. Ltd. (a)	24,006	2,373,164
Coway Co. Ltd.	54,925	2,278,300
Db Insurance Co. Ltd.	45,665	3,012,365
Doosan Bobcat, Inc.	54,715	2,083,792
Doosan Heavy Industries & Construction Co. Ltd. (a)	444,945	5,140,042
Ecopro BM Co. Ltd.	48,525	7,702,550
Ecopro Co. Ltd.	19,817	7,391,957
F&F Co. Ltd.	15,205	807,491
GS Holdings Corp.	46,107	1,598,978
Hana Financial Group, Inc.	290,116	10,373,926
Hankook Tire Co. Ltd.	73,756	2,822,979
Hanmi Pharm Co. Ltd.	6,993	1,696,639
Hanmi Semiconductor Co. Ltd.	43,467	1,895,607
Hanon Systems	185,391	865,281
Hanwha Aerospace Co. Ltd.	35,168	3,631,960
Hanwha Ocean Co. Ltd. (a)	57,250	940,842
Hanwha Solutions Corp. (a)	110,872	2,754,382
HD Hyundai Co. Ltd.	43,114	2,297,989
HD Hyundai Heavy Industries Co. Ltd. (a)	22,024	1,876,592
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	42,139	3,575,391
HLB, Inc.	115,196	5,810,385
HMM Co. Ltd.	242,639	3,487,344
Hotel Shilla Co.	31,156	1,357,107
HYBE Co. Ltd. (a)	20,666	3,115,915
Hyundai Engineering & Construction Co. Ltd.	77,350	2,001,910
Hyundai Glovis Co. Ltd.	18,606	2,436,345
Hyundai Mipo Dockyard Co. Ltd. (a)	23,783	1,198,860
Hyundai Mobis	60,815	9,533,071
Hyundai Motor Co. Ltd.	136,458	19,848,073
Hyundai Steel Co.	86,083	2,155,679
Industrial Bank of Korea	277,004	2,598,996
JYP Entertainment Corp.	28,183	1,586,141
Kakao Corp.	308,749	12,074,011
Kakao Pay Corp. (a)	26,613	939,242
KakaoBank Corp.	165,586	3,365,605
Kangwon Land, Inc.	95,501	1,071,494
KB Financial Group, Inc.	380,391	16,143,114
Kia Corp.	259,323	19,919,103
Korea Aerospace Industries Ltd.	72,542	2,733,184
Korea Electric Power Corp. (a)	254,812	3,778,631
Korea Investment Holdings Co. Ltd.	41,468	1,904,074
Korea Zinc Co. Ltd.	8,300	2,940,392
Korean Air Lines Co. Ltd.	182,600	3,070,074
KRAFTON, Inc. (a)	28,795	4,617,518
KT Corp.	63,972	1,694,509
KT&G Corp.	102,180	6,939,557
Kum Yang Co. Ltd. (a)	31,682	1,850,895
Kumho Petro Chemical Co. Ltd.	16,000	1,491,989
L&F Co. Ltd.	25,178	2,684,543
LG Chemical Ltd.	49,035	15,901,500
LG Corp.	93,656	5,750,876
LG Display Co. Ltd. (a)	230,796	2,005,663
LG Display Co. Ltd. rights 3/7/24 (a)	73,368	86,856
LG Electronics, Inc.	105,554	7,357,650
LG Energy Solution (a)	46,440	13,181,712
LG H & H Co. Ltd.	9,298	2,107,417
LG Innotek Co. Ltd.	14,091	2,009,766
LG Uplus Corp.	212,307	1,625,501
Lotte Chemical Corp.	19,101	1,868,400
Meritz Financial Holdings Co.	103,307	5,303,851
Mirae Asset Securities Co. Ltd.	240,228	1,412,488
NAVER Corp.	130,230	19,420,398
NCSOFT Corp.	14,160	2,089,897
Netmarble Corp. (a)(b)	25,588	1,115,403
NH Investment & Securities Co. Ltd.	148,065	1,174,808
Orion Corp./Republic of Korea	23,539	1,628,092
Pearl Abyss Corp. (a)	31,875	778,393
POSCO	71,333	22,632,805
POSCO Chemtech Co. Ltd. (c)	30,747	5,791,717
POSCO ICT Co. Ltd. (c)	52,803	2,250,311
Posco International Corp.	52,371	2,055,731
S-Oil Corp.	44,690	2,272,077
Samsung Biologics Co. Ltd. (a)(b)	17,657	11,114,721
Samsung C&T Corp.	82,875	8,561,456
Samsung Electro-Mechanics Co. Ltd.	55,590	5,781,480
Samsung Electronics Co. Ltd.	4,739,109	257,511,102
Samsung Engineering Co. Ltd. (a)	155,596	2,595,290
Samsung Fire & Marine Insurance Co. Ltd.	30,556	6,046,482
Samsung Heavy Industries Co. Ltd. (a)	654,941	3,569,538
Samsung Life Insurance Co. Ltd.	79,384	4,125,285
Samsung SDI Co. Ltd.	54,589	15,149,909
Samsung SDS Co. Ltd.	38,391	4,365,897
Samsung Securities Co. Ltd.	62,019	1,743,258
Shinhan Financial Group Co. Ltd.	434,818	13,323,009
SK Biopharmaceuticals Co. Ltd. (a)	31,084	2,159,063
SK Bioscience Co. Ltd. (a)(c)	26,666	1,267,304
SK Hynix, Inc.	541,808	54,257,632
SK IE Technology Co. Ltd. (a)(b)	28,300	1,568,602
SK Innovation Co., Ltd.	59,929	5,222,494
SK Square Co. Ltd. (a)	96,539	3,750,407
SK Telecom Co. Ltd.	54,289	2,041,216
SK, Inc.	36,317	4,978,341
SKC Co. Ltd. (c)	18,789	1,077,239
Woori Financial Group, Inc.	603,802	6,260,505
Yuhan Corp.	55,895	2,470,546
TOTAL KOREA (SOUTH)		773,015,319
Kuwait - 0.8%
Agility Public Warehousing Co. KSC (a)	1,593,281	3,005,213
Boubyan Bank KSC	1,376,381	2,748,286
Gulf Bank	1,976,612	1,864,122
Kuwait Finance House KSCP	8,058,065	20,230,329
Mabanee Co. SAKC	653,001	1,635,157
Mobile Telecommunication Co.	1,932,214	3,305,186
National Bank of Kuwait	7,475,558	23,824,543
TOTAL KUWAIT		56,612,836
Luxembourg - 0.0%
Reinet Investments SCA	136,094	3,410,909
Malaysia - 1.4%
AMMB Holdings Bhd	1,809,000	1,619,599
Axiata Group Bhd	2,732,441	1,574,333
CelcomDigi Bhd	3,492,200	3,128,548
CIMB Group Holdings Bhd	6,350,020	8,363,890
Dialog Group Bhd	3,361,500	1,300,021
Gamuda Bhd	1,873,604	1,984,357
Genting Bhd	2,115,600	2,107,586
Genting Malaysia Bhd	2,945,400	1,678,242
Hong Leong Bank Bhd	645,400	2,619,299
IHH Healthcare Bhd	2,184,600	2,818,569
Inari Amertron Bhd	2,601,000	1,741,194
IOI Corp. Bhd	2,494,600	2,103,325
Kuala Lumpur Kepong Bhd	482,747	2,263,882
Malayan Banking Bhd	5,385,581	10,534,190
Malaysia Airports Holdings Bhd	910,403	1,480,400
Maxis Bhd	2,331,400	1,871,391
MISC Bhd	1,328,700	2,062,442
MR DIY Group M Sdn Bhd (b)	3,278,550	956,585
Nestle (Malaysia) Bhd	69,800	1,749,339
Petronas Chemicals Group Bhd	2,778,500	3,971,343
Petronas Dagangan Bhd	295,800	1,323,863
Petronas Gas Bhd	785,430	2,944,060
PPB Group Bhd	635,220	1,939,388
Press Metal Aluminium Holdings	3,679,700	3,682,797
Public Bank Bhd	14,446,400	13,392,062
QL Resources Bhd	1,086,550	1,339,017
RHB Bank Bhd	1,489,034	1,761,520
Sime Darby Bhd	2,705,149	1,387,976
Sime Darby Plantation Bhd	2,058,656	1,919,771
Telekom Malaysia Bhd	1,142,093	1,427,364
Tenaga Nasional Bhd	2,584,200	5,855,002
TOTAL MALAYSIA		92,901,355
Mexico - 2.9%
Alfa SA de CV Series A	3,108,200	2,445,169
America Movil S.A.B. de CV Series L	18,695,400	16,890,653
Arca Continental S.A.B. de CV	512,300	5,820,840
Banco del Bajio SA (b)	767,500	2,919,902
CEMEX S.A.B. de CV unit (a)	15,038,418	12,494,517
Coca-Cola FEMSA S.A.B. de CV unit	521,215	4,962,164
Fibra Uno Administracion SA de CV	2,872,800	4,883,835
Fomento Economico Mexicano S.A.B. de CV unit	1,930,100	26,176,873
Gruma S.A.B. de CV Series B	183,515	3,435,408
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	388,890	6,054,270
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	192,440	5,609,791
Grupo Aeroportuario Norte S.A.B. de CV	283,700	2,597,252
Grupo Bimbo S.A.B. de CV Series A	1,312,200	5,986,343
Grupo Carso SA de CV Series A1	559,900	5,249,134
Grupo Financiero Banorte S.A.B. de CV Series O	2,575,200	26,192,634
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,820,200	5,377,635
Grupo Mexico SA de CV Series B	3,090,107	15,944,712
Industrias Penoles SA de CV (a)(c)	197,220	2,593,544
Kimberly-Clark de Mexico SA de CV Series A	1,509,000	3,440,325
Operadora de Sites Mexicanos, SA de CV	1,266,300	1,375,813
Orbia Advance Corp. S.A.B. de CV	997,355	1,988,741
Prologis Property Mexico SA (c)	701,330	2,890,238
Promotora y Operadora de Infraestructura S.A.B. de CV	188,585	1,855,554
Southern Copper Corp.	84,388	6,928,255
Wal-Mart de Mexico SA de CV Series V	5,198,100	21,476,158
TOTAL MEXICO		195,589,760
Peru - 0.2%
Compania de Minas Buenaventura SAA	3,005	45,586
Compania de Minas Buenaventura SAA sponsored ADR	211,517	3,208,713
Credicorp Ltd.	511	76,251
Credicorp Ltd. (United States)	66,576	9,881,876
TOTAL PERU		13,212,426
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	1,672,960	1,439,594
Ayala Corp.	246,025	2,963,347
Ayala Land, Inc.	6,675,240	4,032,456
Bank of the Philippine Islands (BPI)	1,962,959	3,845,194
BDO Unibank, Inc.	2,352,483	6,053,821
International Container Terminal Services, Inc.	1,008,140	4,357,655
JG Summit Holdings, Inc.	2,612,056	1,776,669
Jollibee Food Corp.	444,420	2,004,382
Manila Electric Co.	279,600	1,798,479
Metropolitan Bank & Trust Co.	1,785,297	1,807,759
PLDT, Inc.	75,040	1,696,361
SM Investments Corp.	242,520	3,870,384
SM Prime Holdings, Inc.	10,029,900	6,099,003
Universal Robina Corp.	864,600	1,714,119
TOTAL PHILIPPINES		43,459,223
Poland - 0.9%
Allegro.eu SA (a)(b)	524,383	3,979,216
Bank Polska Kasa Opieki SA	182,317	7,034,696
Budimex SA	12,667	2,170,139
CD Projekt RED SA (c)	64,442	1,685,826
Cyfrowy Polsat SA (a)(c)	253,827	689,377
Dino Polska SA (a)(b)	48,643	5,271,081
KGHM Polska Miedz SA (Bearer)	138,935	3,901,762
LPP SA	1,105	4,296,755
mBank SA (a)	14,748	1,967,554
Orlen SA	576,023	9,014,048
PGE Polska Grupa Energetyczna SA (a)	890,588	1,884,310
Powszechna Kasa Oszczednosci Bank SA	868,276	11,059,045
Powszechny Zaklad Ubezpieczen SA	599,795	7,244,006
Santander Bank Polska SA	35,492	4,316,672
TOTAL POLAND		64,514,487
Qatar - 0.9%
Barwa Real Estate Co.	2,123,717	1,682,758
Dukhan Bank	1,817,885	1,956,685
Industries Qatar QSC	1,500,856	4,946,518
Masraf al Rayan	5,537,130	3,573,814
Mesaieed Petrochemical Holding Co.	4,363,637	2,013,433
Ooredoo QSC	794,607	2,335,154
Qatar Electricity & Water Co.	436,566	2,077,915
Qatar Fuel Co.	591,993	2,552,675
Qatar Gas Transport Co. Ltd. (Nakilat)	2,473,924	2,357,736
Qatar International Islamic Bank QSC	976,383	2,799,626
Qatar Islamic Bank	1,641,350	8,790,531
Qatar National Bank SAQ	4,582,729	19,521,595
The Commercial Bank of Qatar	3,212,962	4,632,807
TOTAL QATAR		59,241,247
Romania - 0.0%
NEPI Rockcastle PLC	491,767	3,311,630
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	2,234,923	384,460
Gazprom OAO (a)(d)	8,473,436	916,824
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	863,533	197,265
Inter Rao Ues JSC (a)(d)	31,187,844	177,795
LUKOIL PJSC (a)(d)	334,533	107,068
LUKOIL PJSC sponsored ADR (a)(d)	22,773	6,442
MMC Norilsk Nickel PJSC (a)(d)	48,442	333,127
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	59,247	142,193
Mobile TeleSystems OJSC sponsored ADR (a)(d)	396,417	394,827
Moscow Exchange MICEX-RTS OAO (a)(d)	1,311,841	260,752
Novatek PJSC GDR (Reg. S) (a)(d)	78,382	4,389,392
Novolipetsk Steel OJSC (a)(d)	1,258,902	12,497
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	3,783	470
Ozon Holdings PLC ADR (a)(d)	40,002	86,656
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	116,446	2,388
sponsored GDR (Reg. S) (a)(d)	749	15
Polyus PJSC (a)(d)	26,742	65,026
Polyus PJSC GDR (a)(d)	5,226	8,008
Rosneft Oil Co. OJSC (a)(d)	857,494	148,284
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	150,200	35,515
Sberbank of Russia (a)(d)	9,313,306	59,210
Severstal PAO (a)(d)	155,372	3,587
Severstal PAO GDR (Reg. S) (a)(d)	26,165	618
Surgutneftegas OJSC (a)(d)	5,613,549	71,027
Surgutneftegas OJSC sponsored ADR (a)(d)	73,333	13,542
Tatneft PAO (a)(d)	1,103,564	141,929
TCS Group Holding PLC GDR (a)(d)	103,050	135,685
United Co. RUSAL International PJSC (a)(d)	2,596,470	323,565
VK Co. Ltd. GDR (Reg. S) (a)(d)	100,000	30,719
VTB Bank OJSC (a)(d)	2,380,815,800	94,055
VTB Bank OJSC sponsored GDR (Reg. S) (a)(d)	221,738	37,021
X5 Retail Group NV:
GDR (Reg. S) (a)(d)	102,956	25,116
GDR (Reg. S) (a)(d)	4,876	68,264
Yandex NV Class A (a)(d)	261,431	1,009,264
TOTAL RUSSIA		9,682,606
Saudi Arabia - 4.2%
ACWA Power Co.	94,311	6,035,743
Advanced Petrochemicals Co.	126,430	1,282,809
Al Rajhi Bank	1,944,939	43,565,472
Alinma Bank	972,470	10,748,748
Almarai Co. Ltd.	248,070	3,777,178
Arab National Bank	669,827	4,461,822
Arabian Internet and Communications Services Co. Ltd.	23,815	2,082,963
Bank Al-Jazira (a)	398,739	2,145,690
Bank Albilad	486,234	5,782,789
Banque Saudi Fransi	585,913	6,249,572
Bupa Arabia for Cooperative Insurance Co.	81,864	4,510,040
Dallah Healthcare Co.	33,923	1,494,381
Dar Al Arkan Real Estate Development Co. (a)	525,112	1,820,340
Dr Sulaiman Al Habib Medical Services Group Co.	86,826	6,714,365
Elm Co.	23,815	5,728,149
Etihad Etisalat Co.	374,394	5,201,442
Jarir Marketing Co.	583,483	2,371,212
Luberef	50,239	1,955,920
Mobile Telecommunications Co. Saudi Arabia	436,990	1,554,478
Mouwasat Medical Services Co.	97,244	3,080,608
Nahdi Medical Co.	38,698	1,450,878
National Industrialization Co. (a)	325,291	1,014,881
Power & Water Utility Co. for Jubail & Yanbu	74,416	1,230,312
Rabigh Refining & Petrochemical Co. (a)	414,549	1,010,367
Riyad Bank	1,458,703	11,046,949
Sabic Agriculture-Nutrients Co.	231,472	7,913,045
Sahara International Petrochemical Co.	356,591	2,995,285
Saudi Arabian Mining Co.	1,282,203	15,864,702
Saudi Arabian Oil Co. (b)	2,641,544	21,554,424
Saudi Awwal Bank	999,111	9,577,889
Saudi Basic Industries Corp.	893,089	18,551,941
Saudi Electricity Co.	826,917	4,180,781
Saudi Industrial Investment Group	367,022	1,990,674
Saudi Investment Bank/The	486,279	2,022,867
Saudi Kayan Petrochemical Co. (a)	729,375	1,785,462
Saudi Research & Marketing Group (a)	35,722	1,981,327
Saudi Tadawul Group Holding Co.	47,626	2,631,425
Saudi Telecom Co.	1,984,616	21,592,046
The Co. for Cooperative Insurance	72,933	2,388,249
The Saudi National Bank	2,917,406	31,584,940
The Savola Group	259,633	3,112,051
Yanbu National Petrochemical Co.	273,523	2,800,801
TOTAL SAUDI ARABIA		288,845,017
South Africa - 2.7%
Absa Group Ltd.	843,145	7,376,534
Anglo American Platinum Ltd.	65,815	2,801,650
Aspen Pharmacare Holdings Ltd.	376,389	3,901,700
Bid Corp. Ltd.	332,828	8,073,023
Bidvest Group Ltd./The	287,003	3,783,734
Capitec Bank Holdings Ltd.	86,406	9,220,947
Clicks Group Ltd.	237,872	3,823,485
Discovery Ltd.	534,345	3,953,682
Exxaro Resources Ltd.	242,641	2,426,993
FirstRand Ltd.	5,009,709	18,173,825
Gold Fields Ltd.	886,680	13,083,204
Harmony Gold Mining Co. Ltd. (c)	553,032	3,456,860
Impala Platinum Holdings Ltd.	897,319	3,483,082
Kumba Iron Ore Ltd.	63,926	1,888,194
MTN Group Ltd.	1,682,806	8,587,277
Naspers Ltd. Class N	184,945	30,990,351
Nedbank Group Ltd.	435,942	5,064,355
Northam Platinum Holdings Ltd.	354,217	2,386,294
Old Mutual Ltd.	4,763,862	3,167,851
OUTsurance Group Ltd.	836,247	1,869,245
Pepkor Holdings Ltd. (b)	2,001,593	2,063,333
Remgro Ltd.	498,894	4,202,194
Sanlam Ltd.	1,748,732	6,671,755
Sasol Ltd.	570,357	4,953,957
Shoprite Holdings Ltd.	498,771	7,232,546
Sibanye-Stillwater Ltd.	2,808,860	3,385,067
Standard Bank Group Ltd.	1,330,349	14,192,758
Vodacom Group Ltd.	618,554	3,084,428
Woolworths Holdings Ltd.	932,033	3,453,338
TOTAL SOUTH AFRICA		186,751,662
Taiwan - 16.0%
Accton Technology Corp.	500,000	8,413,025
Acer, Inc.	2,872,994	4,220,138
Advantech Co. Ltd.	467,100	5,036,016
Alchip Technologies Ltd.	74,000	9,180,867
ASE Technology Holding Co. Ltd.	3,039,927	13,146,692
Asia Cement Corp.	2,287,153	2,900,981
ASUSTeK Computer, Inc.	700,000	9,941,582
AUO Corp.	6,494,400	3,796,116
Catcher Technology Co. Ltd.	574,000	3,567,429
Cathay Financial Holding Co. Ltd.	9,461,410	13,307,681
Chailease Holding Co. Ltd.	1,521,944	8,426,509
Chang Hwa Commercial Bank	5,388,011	3,008,504
Cheng Shin Rubber Industry Co. Ltd.	1,929,937	2,798,883
China Airlines Ltd.	2,868,000	1,863,241
China Development Financial Ho (a)	15,873,648	6,095,438
China Steel Corp.	11,711,204	9,386,526
Chunghwa Telecom Co. Ltd.	3,772,000	14,302,293
Compal Electronics, Inc.	4,155,000	4,766,179
CTBC Financial Holding Co. Ltd.	17,489,826	15,870,279
Delta Electronics, Inc.	1,933,381	17,304,635
E Ink Holdings, Inc.	849,000	5,631,491
E.SUN Financial Holdings Co. Ltd.	13,989,270	11,043,875
ECLAT Textile Co. Ltd.	176,613	3,083,116
eMemory Technology, Inc.	64,000	5,709,314
EVA Airways Corp.	2,678,000	2,699,939
Evergreen Marine Corp. (Taiwan)	1,008,363	4,837,684
Far Eastern New Century Corp.	2,920,705	2,882,297
Far EasTone Telecommunications Co. Ltd.	1,754,000	4,503,140
Feng Tay Enterprise Co. Ltd.	539,408	2,781,777
First Financial Holding Co. Ltd.	10,812,760	9,177,834
Formosa Chemicals & Fibre Corp.	3,489,760	6,301,615
Formosa Petrochemical Corp.	1,134,000	2,693,771
Formosa Plastics Corp.	3,790,520	8,712,605
Fubon Financial Holding Co. Ltd.	7,748,356	15,930,433
Gigabyte Technology Co. Ltd.	505,000	4,998,309
Global Unichip Corp.	86,000	4,223,194
GlobalWafers Co. Ltd.	216,000	3,991,348
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,380,869	40,509,018
Hotai Motor Co. Ltd.	303,760	6,154,862
Hua Nan Financial Holdings Co. Ltd.	8,800,032	6,063,154
Innolux Corp.	8,559,133	4,452,365
Inventec Corp.	2,669,865	4,690,108
Largan Precision Co. Ltd.	99,000	7,850,817
Lite-On Technology Corp.	1,997,279	6,918,241
MediaTek, Inc.	1,508,292	46,551,977
Mega Financial Holding Co. Ltd.	11,387,012	13,681,162
Micro-Star International Co. Ltd.	713,000	4,136,281
momo.com, Inc.	83,080	1,153,472
Nan Ya Plastics Corp.	4,721,860	9,152,914
Nan Ya Printed Circuit Board Corp.	224,000	1,617,492
Nanya Technology Corp.	1,230,000	2,698,280
Nien Made Enterprise Co. Ltd.	174,000	1,860,510
Novatek Microelectronics Corp.	574,000	9,352,233
Pegatron Corp.	1,983,000	5,228,614
PharmaEssentia Corp. (a)	236,000	2,370,151
Pou Chen Corp.	2,193,000	2,208,124
Powerchip Semiconductor Manufacturing Corp.	3,029,294	2,605,210
President Chain Store Corp.	567,000	4,781,573
Quanta Computer, Inc.	2,683,000	21,218,937
Realtek Semiconductor Corp.	483,401	7,235,793
Ruentex Development Co. Ltd.	1,552,555	1,768,919
Shin Kong Financial Holding Co. Ltd. (a)	13,021,127	3,487,161
Sinopac Financial Holdings Co.	10,439,435	6,389,969
Synnex Technology International Corp.	1,241,500	2,851,048
Taishin Financial Holdings Co. Ltd.	11,143,689	6,105,910
Taiwan Business Bank	6,119,696	2,608,493
Taiwan Cement Corp.	6,743,730	6,864,747
Taiwan Cooperative Financial Holding Co. Ltd.	10,217,868	8,291,446
Taiwan High Speed Rail Corp.	1,954,000	1,844,073
Taiwan Mobile Co. Ltd.	1,710,900	5,349,112
Taiwan Semiconductor Manufacturing Co. Ltd.	24,446,000	489,473,897
The Shanghai Commercial & Savings Bank Ltd.	3,818,609	5,398,119
Uni-President Enterprises Corp.	4,792,983	11,078,329
Unimicron Technology Corp.	1,362,000	7,642,790
United Microelectronics Corp.	11,167,000	17,397,992
Vanguard International Semiconductor Corp.	895,000	2,100,437
Voltronic Power Technology Corp.	65,000	2,780,161
Walsin Lihwa Corp.	2,800,526	3,162,696
Wan Hai Lines Ltd.	695,950	1,086,810
Winbond Electronics Corp.	3,111,341	2,704,986
Wistron Corp.	2,590,000	9,484,802
Wiwynn Corp.	95,756	6,752,282
WPG Holding Co. Ltd.	1,583,200	4,408,392
Yageo Corp.	335,845	5,908,442
Yang Ming Marine Transport Corp.	1,733,000	2,643,072
Yuanta Financial Holding Co. Ltd.	10,072,750	8,685,467
Zhen Ding Technology Holding Ltd.	658,000	2,118,768
TOTAL TAIWAN		1,097,414,364
Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	1,180,600	7,256,158
Airports of Thailand PCL (For. Reg.)	4,252,700	7,136,287
Asset World Corp. PCL (For. Reg.)	8,165,300	914,081
Bangkok Dusit Medical Services PCL (For. Reg.)	11,039,100	8,527,378
Bangkok Expressway and Metro PCL (For. Reg.)	7,582,200	1,564,717
Banpu PCL:
(For. Reg.)	8,946,100	1,556,330
NVDR	2,300	400
Berli Jucker PCL (For. Reg.)	994,000	660,160
BTS Group Holdings PCL (For. Reg.)	7,839,200	1,310,644
Bumrungrad Hospital PCL:
(For. Reg.)	569,800	3,841,796
NVDR	21,800	146,983
Central Pattana PCL (For. Reg.)	2,004,100	3,640,814
Central Retail Corp. PCL (For. Reg.)	1,727,816	1,610,021
Charoen Pokphand Foods PCL (For. Reg.)	3,845,120	2,010,512
CP ALL PCL (For. Reg.)	5,794,200	8,500,304
CP Axtra PCL:
(For. Reg.)	3,024,700	2,416,321
NVDR	12,800	10,225
Delta Electronics PCL (For. Reg.)	3,094,600	6,826,035
Energy Absolute PCL (For. Reg.)	1,665,600	1,855,497
Global Power Synergy Public Co. Ltd. (For. Reg.)	699,400	965,364
Gulf Energy Development PCL (For. Reg.)	2,620,700	3,198,884
Home Product Center PCL (For. Reg.)	5,872,606	1,730,862
Indorama Ventures PCL (For. Reg.)	1,671,500	1,107,969
Intouch Holdings PCL (For. Reg.)	941,300	1,947,995
Kasikornbank PCL (For. Reg.)	587,800	1,984,063
Krung Thai Bank PCL (For. Reg.)	3,467,470	1,548,822
Krungthai Card PCL (For. Reg.)	1,023,300	1,257,268
Land & House PCL (For. Reg.)	8,407,300	1,807,843
Minor International PCL (For. Reg.)	3,331,232	2,854,261
Muangthai Leasing PCL (For. Reg.)	736,200	877,284
Osotspa PCL (For. Reg.)	905,700	529,174
PTT Exploration and Production PCL (For. Reg.)	1,378,939	5,799,531
PTT Global Chemical PCL (For. Reg.)	2,237,239	2,102,278
PTT Oil & Retail Business PCL:
(For. Reg.)	1,515,100	760,860
NVDR	1,490,200	748,355
PTT PCL (For. Reg.)	9,920,700	9,385,104
SCB X PCL (For. Reg.)	835,400	2,436,789
SCG Packaging PCL (For. Reg.)	904,200	799,134
Siam Cement PCL (For. Reg.)	774,050	5,871,605
Thai Oil PCL (For. Reg.)	1,219,314	1,869,436
TMBThanachart Bank PCL:
(For. Reg.)	23,989,300	1,205,739
NVDR	101,100	5,081
True Corp. PCL	10,722,979	1,817,103
TOTAL THAILAND		112,395,467
Turkey - 0.7%
Akbank TAS	3,096,069	4,034,225
Aselsan A/S	1,357,481	2,263,587
Bim Birlesik Magazalar A/S JSC	451,903	5,673,918
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	1,389,408	1,975,253
Ford Otomotiv Sanayi A/S	69,645	2,024,284
Haci Omer Sabanci Holding A/S	1,012,445	2,422,261
Hektas Ticaret A/S (a)	1,129,766	663,451
Koc Holding A/S	754,938	3,997,975
Koza Altin Isletmeleri A/S	953,492	652,315
Pegasus Hava Tasimaciligi A/S (a)	45,658	1,132,234
Sasa Polyester Sanayi A/S	1,314,474	1,667,729
Tofas Turk Otomobil Fabrikasi A/S	124,048	1,007,264
Turk Hava Yollari AO (a)	547,692	4,922,821
Turkcell Iletisim Hizmet A/S	1,200,713	2,712,436
Turkiye Is Bankasi A/S Series C	3,473,150	2,934,637
Turkiye Petrol Rafinerileri A/S	956,008	4,725,695
Turkiye Sise ve Cam Fabrikalari A/S	1,367,890	2,222,342
Yapi ve Kredi Bankasi A/S	3,352,962	2,413,204
TOTAL TURKEY		47,445,631
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	2,905,515	7,119,518
Abu Dhabi Islamic Bank	1,441,643	4,396,031
Abu Dhabi National Oil Co. for Distribution PJSC	3,100,870	2,997,070
Aldar Properties PJSC	3,823,012	5,308,366
Americana Restaurants International PLC	2,507,509	2,123,185
Dubai Islamic Bank Pakistan Ltd.	2,874,152	4,945,518
Emaar Properties PJSC	6,578,102	13,306,824
Emirates NBD Bank PJSC	1,880,415	9,061,748
Emirates Telecommunications Corp.	3,451,922	18,025,801
First Abu Dhabi Bank PJSC	4,385,093	17,478,529
Multiply Group (a)	3,889,889	3,060,695
TOTAL UNITED ARAB EMIRATES		87,823,285
United Kingdom - 0.1%
AngloGold Ashanti PLC	416,462	7,519,116
Pepco Group NV (a)	171,474	942,130
TOTAL UNITED KINGDOM		8,461,246
United States of America - 0.2%
JBS SA	770,400	3,643,321
Legend Biotech Corp. ADR (a)	72,355	3,983,866
Parade Technologies Ltd.	77,000	2,732,308
TOTAL UNITED STATES OF AMERICA		10,359,495
TOTAL COMMON STOCKS (Cost $6,774,064,269)		6,526,339,054

Nonconvertible Preferred Stocks - 2.4%
	Shares	Value ($)
Brazil - 1.6%
Banco Bradesco SA (PN)	5,271,704	16,333,089
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	269,706	2,495,423
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,381,480	3,212,225
Companhia Paranaense de Energia-COPEL (PN-B)	944,100	1,930,351
Gerdau SA	1,147,775	4,874,291
Itau Unibanco Holding SA	4,808,631	31,815,543
Itausa-Investimentos Itau SA (PN)	5,125,347	10,345,041
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,724,100	38,569,725
TOTAL BRAZIL		109,575,688
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	141,722	6,142,608
Colombia - 0.1%
Bancolombia SA (PN)	434,436	3,422,851
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	22,434	1,983,688
Hyundai Motor Co. Ltd. Series 2	36,104	3,190,240
LG Chemical Ltd.	7,629	1,546,703
LG H & H Co. Ltd.	2	205
Samsung Electronics Co. Ltd.	816,576	35,730,382
TOTAL KOREA (SOUTH)		42,451,218
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	5,794,540	104,245
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $153,240,449)		161,696,610

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	34,081

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $14,953,656)	15,000,000	14,953,964

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	154,387,758	154,418,635
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	29,240,310	29,243,234
TOTAL MONEY MARKET FUNDS (Cost $183,661,869)		183,661,869

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,125,973,152)	6,886,685,578
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(24,109,649)
NET ASSETS - 100.0%	6,862,575,929

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,675	Mar 2024	180,222,000	(190,315)	(190,315)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,102,344 or 3.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,551,588.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	205,361,646	295,543,451	346,486,462	2,547,140	-	-	154,418,635	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	83,815,387	55,705,230	110,277,383	250,734	-	-	29,243,234	0.1%
Total	289,177,033	351,248,681	456,763,845	2,797,874	-	-	183,661,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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